Interim Condensed Consolidated Statement of Changes in Shareholders' Equity - EUR (€) € in Thousands	Subscribed capital	Share premium	Other capital reserves	Treasury shares	Accumulated loss	Currency translation reserve	Remeasurement of defined pension benefit obligation	Total
Retrospective application of stock split	€ 29,481	€ (29,456)		€ (25)
January 1, 2021, as adjusted	29,550	224,359	€ 110,055	(25)	€ (306,098)	€ 39	€ (158)	€ 57,722
Beginning balance at Dec. 31, 2020	69	253,815	110,055	0	(306,098)	39	(158)	57,722
Net loss for the period					(110,477)			(110,477)
Other comprehensive income and expenses						22	(22)
Total comprehensive income (loss)					(110,477)	22	(22)	(110,477)
Share-based payments			17,925					17,925
Convertible loans	2,464	127,814	(34,084)					96,194
Ending balance at Jun. 30, 2021	32,014	352,173	93,896	(25)	(416,575)	59	(178)	61,364
Beginning balance at Dec. 31, 2021	40,138	779,141	240,430	(151)	(717,134)	83	4	342,511
Net loss for the period					(123,696)			(123,696)
Other comprehensive income and expenses						(5)	(68)	(73)
Total comprehensive income (loss)					(123,696)	(5)	(68)	(123,769)
Share-based payments			12,836					12,836
Conversion share-based pay-ments into shares	1,007	206	(990)					223
ELOC commitment shares	32		664					696
Ending balance at Jun. 30, 2022	€ 41,177	€ 779,347	€ 252,940	€ (151)	€ (840,830)	€ 78	€ (64)	€ 232,497